Property, Plant and Equipment	12 Months Ended
Mar. 31, 2014
Property, Plant and Equipment

(5) Property, Plant and Equipment

Property, plant and equipment at March 31, 2013 and 2014 were composed of the following:

	Yen (Millions)
	2013	2014
Land	¥14,557	14,822
Buildings	26,213	31,304
Machinery and equipment	24,071	22,088
Tools, furniture and fixtures	16,191	15,444
Construction in progress	4,205	1,099

	85,237	84,757
Less accumulated depreciation	43,869	44,832

	¥41,368	39,925

Depreciation expense was ¥4,326 million, ¥5,778 million and ¥6,106 million for the years ended March 31, 2012, 2013 and 2014, respectively.

During the year ended March 31, 2014, as a result of lower than expected future cash flows and changes in the business environment including a larger-than-expected contraction in the semiconductor test equipment market, chiefly in the smartphone semiconductor test space, Advantest recognized impairment losses of ¥1,099 million and ¥497 million in its semiconductor and component test system segment and its mechatronics system segment, respectively. The total impairment loss of ¥1,596 million was included in cost of sales and impairment charge in the accompanying consolidated statements of operations.